Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 306.6	$ 291.1
Acquisition costs deferred	398.3	481.2
Amortization of deferred policy acquisition costs	(414.1)	(465.7)	$ (412.7)
Balance at the end of the period	$ 290.8	$ 306.6	$ 291.1